Cumulative Preferred Stock (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	41,000,000	29,000,000
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	$ 295
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	$ 0.6388
Preferred Stock, Redemption Price Per Share	$ 25
Preferred stock, dividend rate, percentage	4.40%
Preferred Stock, Shares Outstanding	3,864,636	3,864,636
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	$ 95	$ 95
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25
Preferred stock, dividend rate, percentage	2.393%
Preferred Stock, Shares Outstanding	2,135,364	2,135,364
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	$ 52	$ 52
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	$ 1.1802		$ 1.025
Preferred Stock, Redemption Price Per Share	$ 25
Preferred stock, dividend rate, percentage	4.10%
Preferred Stock, Shares Outstanding	10,000,000	10,000,000
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	$ 245	$ 245
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	$ 1.125
Preferred Stock, Redemption Price Per Share	$ 26
Preferred stock, dividend rate, percentage	4.50%
Preferred Stock, Shares Outstanding	5,000,000	5,000,000
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	$ 122	$ 122
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	$ 1.0625
Preferred Stock, Redemption Price Per Share	$ 25
Preferred stock, dividend rate, percentage	4.25%
Preferred Stock, Shares Outstanding	8,000,000	8,000,000
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	$ 195	$ 195
Series H Preferred Stock [Member}
Class of Stock [Line Items]
Preferred Stock, Dividends Per Share, Declared	$ 1.225
Preferred Stock, Redemption Price Per Share	$ 25
Preferred stock, dividend rate, percentage	4.90%
Preferred Stock, Shares Outstanding	12,000,000
Proceeds From Issuance Of Preferred Stock And Preference Stock Net	$ 295	$ 0